Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	RADVISION LTD
Entity Central Index Key	0001105519
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	18,435,699
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 19,710	$ 17,753
Short-term bank deposits	22,690	47,792
Short-term marketable securities	12,785	14,897
Trade receivables (net of allowance for doubtful accounts of $ 1,520 and $ 1,958 as of December 31, 2010 and 2011, respectively)	18,495	15,137
Other accounts receivable and prepaid expenses	6,129	7,083
Inventories	2,216	2,556
Total current assets	82,025	105,218
NON-CURRENT ASSETS:
Marketable securities	35,405	35,943
Prepaid expenses	258	1,055
Severance pay fund	7,260	7,662
Deferred tax asset, net	733	1,488
Total non-current assets	43,656	46,148
PROPERTY AND EQUIPMENT, NET	4,194	4,573
GOODWILL	4,747	4,747
OTHER INTANGIBLE ASSETS, NET	3,163	4,925
Total assets	137,785	165,611
CURRENT LIABILITIES:
Trade payables	3,137	3,499
Deferred revenues	7,868	7,938
Accrued expenses and other accounts payable	15,035	19,057
Total current liabilities	26,040	30,494
ACCRUED SEVERANCE PAY	8,956	8,776
Total liabilities	34,996	39,270
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 45,000,000 shares as of December 31, 2010 and 2011; Issued: 22,516,223 shares as of December 31, 2010 and 2011; Outstanding: 18,565,949 and 18,435,699 shares as of December 31, 2010 and 2011, respectively	234	234
Additional paid-in capital	151,554	149,121
Treasury stock (3,950,274 and 4,080,524 Ordinary shares as of December 31, 2010 and 2011, respectively)	(40,747)	(39,745)
Accumulated other comprehensive loss	(742)	(276)
Retained earnings (Accumulated deficit)	(7,510)	17,007
Total shareholders' equity	102,789	126,341
Total liabilities and shareholders' equity	$ 137,785	$ 165,611

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,958	$ 1,520
Ordinary shares, par value	$ 0.1	$ 0.1
Ordinary shares, authorized	45,000,000	45,000,000
Ordinary shares, issued	22,516,223	22,516,223
Ordinary shares, outstanding	18,435,699	18,565,949
Treasury stock, ordinary shares	4,080,524	3,950,274

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 48,030	$ 67,051	$ 52,199
License and royalties	11,261	11,135	13,374
Services	18,667	17,053	15,425
Total revenues	77,958	95,239	80,998
Cost of revenues:
Products	20,114	20,600	12,375
Services	4,865	5,657	4,996
Total cost of revenues	24,979	26,257	17,371
Gross profit	52,979	68,982	63,627
Operating costs and expenses:
Research and development	31,944	30,937	26,980
Selling and marketing	36,111	31,740	27,577
General and administrative	5,701	6,057	5,493
Acquisition-related restructuring expenses, net	105	2,722
Acquisition-related costs	806	364	580
Total operating costs and expenses	74,667	71,820	60,630
Operating income (loss)	(21,688)	(2,838)	2,997
Financial income, net	920	1,000	1,719
Income (loss) before taxes on income	(20,768)	(1,838)	4,716
Taxes on income	(2,655)	(1,586)	(5,490)
Net loss	$ (23,423)	$ (3,424)	$ (774)
Basic and diluted net loss per Ordinary share	$ (1.27)	$ (0.18)	$ (0.04)

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss)*) [Member]		Total Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2008	$ 234	$ 141,107	$ (32,733)	$ 348	[1]		$ 20,627	$ 129,583
Balance, shares at Dec. 31, 2008	19,632,713
Tax benefit related to exercise of stock options		567						567
Purchase of treasury shares			(1,141)					(1,141)
Purchase of treasury shares, shares	(204,833)
Exercise of share options by employees			904				(458)	446
Exercise of share options by employees, shares	81,500
Stock-based compensation		4,324						4,324
Other comprehensive loss:
Changes in fair value of cash flow hedge				(186)	[1]	(186)		(186)
Accumulated effect of adoption of new accounting standard (Note 2e)				(1,198)	[1]		1,198
Unrealized gain from available-for-sale marketable securities				194	[1]	194		194
Net loss						(774)	(774)	(774)
Total comprehensive loss						(766)
Balance at Dec. 31, 2009	234	145,998	(32,970)	(842)	[1]		20,593	133,013
Balance, shares at Dec. 31, 2009	19,509,380
Tax benefit related to exercise of stock options		497						497
Purchase of treasury shares			(7,131)					(7,131)
Purchase of treasury shares, shares	(976,906)
Exercise of share options by employees			356				(162)	194
Exercise of share options by employees, shares	33,475
Stock-based compensation		2,626						2,626
Other comprehensive loss:
Changes in fair value of cash flow hedge				317	[1]	317		317
Unrealized gain from available-for-sale marketable securities				249	[1]	249		249
Net loss						(3,424)	(3,424)	(3,424)
Total comprehensive loss						(2,858)
Balance at Dec. 31, 2010	234	149,121	(39,745)	(276)	[1]		17,007	126,341
Balance, shares at Dec. 31, 2010	18,565,949
Tax benefit related to exercise of stock options		396						396
Purchase of treasury shares			(3,860)					(3,860)
Purchase of treasury shares, shares	(404,138)
Exercise of share options by employees			2,858				(1,094)	1,764
Exercise of share options by employees, shares	273,888
Stock-based compensation		2,037						2,037
Other comprehensive loss:
Changes in fair value of cash flow hedge				(529)	[1]	(529)		(529)
Unrealized gain from available-for-sale marketable securities				63	[1]	63		63
Net loss						(23,423)	(23,423)	(23,423)
Total comprehensive loss						(23,889)
Balance at Dec. 31, 2011	$ 234	$ 151,554	$ (40,747)	$ (742)	[1]		$ (7,510)	$ 102,789
Balance, shares at Dec. 31, 2011	18,435,699

[1]	*) Accumulated other comprehensive income (loss): Year ended December 31, 2009 2010 2011 Accumulated changes in fair value of cash flow hedge $ 162 $ 479 $ (50) Accumulated unrealized loss from available-for-sale marketable securities (1,004) (755) (692) Total $ (842) $ (276) $ (742)

Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Accumulated changes in fair value of cash flow hedge	$ (50)	$ 479	$ 162
Accumulated unrealized loss from available-for-sale marketable securities	(692)	(755)	(1,004)
Total	$ (742)	$ (276)	$ (842)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (23,423)	$ (3,424)	$ (774)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,583	4,724	3,153
Gain on sale of property and equipment			(1)
Accrued interest on marketable securities and bank deposits, amortization of premium, accretion of discount, other-than-temporary impairment of marketable securities, net	480	(365)	421
Stock-based compensation	2,037	2,626	4,324
Tax benefit related to loss carryforwards resulting from exercise of stock options	(396)	(497)	(567)
Decrease (increase) in trade receivables, net	(3,358)	(3,425)	2,406
Decrease (increase) in other accounts receivable and prepaid expenses	48	(1,032)	(1,000)
Decrease (increase) in inventories	340	(1,476)	205
Decrease (increase) in long-term prepaid expenses	797	1,255	(1,032)
Change in deferred tax asset, net	1,235	(136)	4,406
Increase (decrease) in trade payables	(362)	2,024	(577)
Decrease in deferred revenues	(70)	(126)	(245)
Increase (decrease) in accrued expenses and other accounts payable	(2,101)	5,800	(3,120)
Change in accrued severance pay, net	582	57	(343)
Net cash provided by (used in) operating activities	(19,608)	6,005	7,256
Cash flows from investing activities:
Proceeds from maturity of marketable securities	27,140	23,490	32,495
Purchase of marketable securities	(24,973)	(43,285)	(31,490)
Proceeds from withdrawal of bank deposits	66,331	50,512	169,875
Purchase of bank deposits	(41,163)	(42,971)	(173,490)
Purchase of property and equipment	(2,442)	(2,863)	(2,103)
Payment for the acquisition of Aethra	(1,575)	(6,984)
Proceeds from sale of property and equipment			2
Net cash provided by (used in) investing activities	23,318	(22,101)	(4,711)
Cash flows from financing activities:
Purchase of treasury shares at cost	(3,860)	(7,131)	(1,141)
Issuance of treasury shares for cash upon exercise of options	1,711	194	446
Tax benefit related to exercise of stock options	396	497	567
Net cash used in financing activities	(1,753)	(6,440)	(128)
Increase (decrease) in cash and cash equivalents	1,957	(22,536)	2,417
Cash and cash equivalents at the beginning of the year	17,753	40,289	37,872
Cash and cash equivalents at the end of the year	19,710	17,753	40,289
Supplemental disclosure of cash flow activity:
Interest	131		29
Income taxes	$ 472	$ 294	$ 242

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.
RADVISION Ltd. ("the Company") is an Israeli company which designs, develops and supplies products and technology that enable real-time voice, video and data communications over packet networks, including the Internet and other networks based on the Internet Protocol ("IP").

The Company's products and technology are used by its customers to develop systems that enable enterprises and service providers to use packet networks for real-time IP communications.

The Company operates under two reportable segments: 1) the Video Business Unit ("VBU"), which develops a complete portfolio of video conferencing products, including video network infrastructure, desktop video solutions, conference room endpoint products and management software;  and 2) the Technology Business Unit ("TBU"), which focuses on creating developer toolkits for the underlying IP communication protocols and testing tools needed for real-time voice and video over IP.

b.
Revenues derived from the Company's largest customer in 2009, 2010 and 2011 represented 42%, 34% and 12%, respectively, of total sales. In April 2010, this customer acquired one of the Company's principal competitors. The Company expects that its sales to this customer will continue to decline in 2012.

c.	1.
On February 10, 2010, the Company acquired certain assets of Aethra Video Srl and Aethra SpA of Ancona, Italy (together, "Aethra"), including certain intellectual property and technology for High Definition  video conferencing endpoint systems. With this acquisition, the Company entered into the video conferencing endpoint market segment. The Company has had an original equipment manufacturer ("OEM") relationship with Aethra since 2005, through which the Company's video infrastructure products and technology have been included in Aethra video solutions, allowing Aethra to offer the market a complete end-to-end solution.

The agreements for the acquisition were incorporated into Aethra's pre-insolvency plan that was filed and admitted by the Italian court on January 25, 2010.

The acquisition also included the purchase of additional fixed assets and selected commercial agreements. As of December 31, 2010, the Company has paid $ 6,984 and accrued $ 1,575 for Aethra's purchase price. As of December 31, 2011, the Company has paid the entire purchase price amount of  $ 8,559 and has no additional obligations to pay for the aquisition.

2.	Purchase Price Allocation:

In accordance with ASC 805, the total purchase price which was accrued during the first 12 months following the closing of the purchase agreement,  was allocated to the assets acquired and liabilities assumed based on their estimated fair values as set forth below as of the acquisition date. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Current assets, net	$68
Customer relationships	1,680
Technology	4,200
In-process research and development	830
Goodwill (tax deductible) *)	1,781

Total final purchase price	$8,559

*)	Allocated to the VBU segment.

3.	Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, the intention for future use of acquired assets, analyses of historical financial performance and estimates of future performance of Aethra's products. The fair value of intangible assets was based on a valuation completed by a third party valuation firm using the income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Aethra acquisition:

	Fair value	Useful life

Customer relationships (1)	$1,680	4 years
Technology (2)	4,200	4 years
In-process research and development (3)	830	4 years (*)

Total intangible assets	$6,710

(*)	In May 2010, upon completion of the development stage, the Company determined the useful life to be four years and classified this amount to Technology.

(1)	Customer relationships represent the underlying relationships and agreements with Aethra's installed customer base and will be amortized over a period of four years using the accelerated method.

(2)
Technology represents a combination of Aethra processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products. The technology is amortized over a period of four years using the straight line method.

(3)
In-process research and development ("IPR&D") represents incomplete Aethra research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. Upon completion of development, the acquired IPR&D will be considered finite-lived assets and will be amortized accordingly over four years.

The total acquisition related restructuring expenses, net of $ 2,722 in 2010 and $ 105 in 2011, consisted of certain labor related liabilities of Aethra's video department employees. Under Italian law, the Company assumed certain obligations towards these employees following the acquisition of certain Aethra assets in February 2010. These employees do not provide any service to the Company.

Such employees are currently subject to the Italian Cassa Integrazione Guadagni Straordinaria ("CIGS") unemployment plan. Under the CIGS plan, such employees are entitled to unemployment benefits from the Italian government and the Company is required to pay monthly social security payments and severance payments. Under the terms of the CIGS plan, the Company recorded a provision in the total amount of $ 2,478 and $ 1,764 as of December 31, 2010 and 2011, respectively (see also Note 10).

During 2011, the Company completed the second and final phase of the acquisition of Aethra. As part of the second phase the Company paid an additional $ 806 which was recorded as part of acquisition related costs  since according to ASC 805 this payment was not part of business combination payment.

In 2010, acquisition-related costs in the amount of $ 364 consisted mainly of legal and financial advisors fees.

The following unaudited condensed combined pro forma information for the year ended December 31, 2009, gives effect to the acquisition of certain assets of Aethra as if the acquisition had occurred on January 1, 2009. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net loss includes additional amortization of intangible assets related to the acquisition of $ 1,785 and other acquisition-related expenses of $ 3,086 in 2009. The acquisition did not have a material effect on pro forma financial data for the period from January 1, 2010 to February 10, 2010.

December 31,
2009
Unaudited

Revenues	$89,586

Net loss	$(5,937)

Basic and diluted net loss per share	$(0.30)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's revenues are generated mainly in U.S. dollars ("dollar"). In addition, a significant portion of the costs of the Company and its subsidiaries is incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, the Company's and its subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters." Amounts in currencies other than dollars have been remeasured as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date;

Non monetary balances - at the exchange rates in effect as of the date of the transactions;

All exchange gains and losses from the remeasurement mentioned above are reflected in the statements of operations under financial income, net.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash and cash equivalents:

Cash and cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date of purchase.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. As of December 31, 2010 and 2011, the Company classified its marketable securities (except for auction rate securities) as held-to-maturity securities and the auction rate securities as available-for-sale.

Securities classified as available-for-sale are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss) until realized, a separate component of shareholders' equity, net of taxes. Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in the consolidated statements of operations. The Company presented its available-for-sale securities in long-term investments (see Note 3b).

Debt securities are classified as held-to-maturity since the Company has the intent and ability to hold these securities to maturity. These securities are stated at amortized cost and are therefore adjusted for amortization of premiums or accretion of discounts to maturity. Such amortization, accretion and interest on the debt securities are included in financial income, net.

The Company adopted ASC 320, "Recognition and Presentation of Other-Than-Temporary Impairment." This guidance clarifies the interaction of the factors that should be considered when determining whether a debt security is other than temporarily impaired; provides guidance as to the amount of other-than-temporary impairment recognized in earnings and other comprehensive income; and expands the disclosures required for other-than-temporary impairments for debt and equity securities. The guidance requires an entity to assess whether it intends to sell, or it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis. If either of those criteria is met, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. The Company adopted this guidance on April 1, 2009, and reclassified $ 1,198 of the non-credit related portion of other-than-temporary impairment losses recognized in prior period earnings as a cumulative effect adjustment that increased retained earnings and decreased accumulated other comprehensive income at April 1, 2009. (See also Note 3b).

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars and bear interest at an annual weighted average rate of 1.36% and 1.70% at December 31, 2010 and 2011, respectively. The short-term deposits are presented at their cost, including accrued interest.

g.	Inventories:

Inventories are stated at the lower of cost or market value.

Cost is determined as follows:

Raw materials and finished products - using the average cost method.

Inventory write-offs and write-down provisions are recorded to cover risks arising from slow-moving items and/or technological obsolescence. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. Based on this evaluation, provisions are made when required to write inventory down, recorded as part of cost of revenues in consolidated statement of operations. During the years ended December 31, 2009, 2010 and 2011, the Company wrote-off and wrote down inventory due to slow-moving items and/or technological obsolescence in the amounts of $ 304, $ 350 and $ 530, respectively.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the lease or useful lives

i.	Goodwill and intangible assets:

Goodwill reflects the excess of the purchase price of a business acquired over the fair value of net assets acquired. Intangible assets consist of acquired technology, distribution network, customer relationships and IPR&D.

The Company follows the provisions of ASC 350, "Intangibles - Goodwill and Other" ("ASC 350"), according to which goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise) at the reporting unit level. The reporting unit is described as an operating segment as that term is used in ASC 280, "Segment Reporting" ("ASC 280"), or one level below the operating segment. The Company has allocated all of its goodwill (including goodwill recorded as part of the Aethra acquisition) to the VBU reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill.

In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. For purpose of performing step one of the impairment test the Company estimated the fair value of the reporting unit according to the discounted cash flows (a present value technique). If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be completed, to compute the amount of impairment. As of December 31, 2009, 2010 and 2011, no indication of impairment was identified. As a result, step two was not required.

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350. The Company amortizes its intangible assets on a straight-line basis, except for customer relationships (see also Note 1c and Note 2j).

j.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" and ASC 205, "Presentation of Financial Statements" ("ASC 360" and "ASC 205," respectively), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. As of December 31, 2009, 2010 and 2011, no impairment losses were identified.

k.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company covers this liability by monthly deposits to insurance policies and by an accrual.

The value of these policies is recorded as an asset in the Company's balance sheet. The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only once an employee is entitled to severance pay pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies and includes immaterial profits.

Severance pay expense for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $ 1,182, $ 1,497 and $ 1,570, respectively.

l.	Derivative instruments:

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings or losses during the period of change.

The Company entered into derivative instrument arrangements to hedge a portion of its anticipated New Israeli Shekel ("NIS") payroll payments. These derivative instruments are designated as cash flows hedges, as defined by ASC 815, as amended, and are highly effective. The Company measures the fair value of the contracts in accordance with ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") at Level 2. As of December 31, 2011, the Company had outstanding forward exchange contracts for the acquisition of NIS 3.7 million in consideration for $ 1,013 maturing in January 2012. As of December 31, 2011, the Company recorded accumulated unrealized loss in accumulated other comprehensive loss in the amount of $ 50 from its forward contracts with respect to anticipated payroll payments expected in 2012. Such amount is expected to be recorded in earnings in 2012.

For the years ended December 31, 2009, 2010 and 2011, the Company recognized earnings of $ 155, a loss of $ 389 and earnings of $ 299, respectively, as a result of these hedging activities. These hedge activities were recorded as part of cost of revenues, research and development, selling and marketing and general and administrative expenses in accordance with the classifications of payroll expenses as part of the consolidated statements of operations.

For the years ended December 31, 2011, 2010 and 2009, the Company recorded a loss of $ 1 and $75 and income of $ 200, respectively, due to ineffectiveness of payroll hedging activities in financial income, net.

m.	Revenue recognition:

The Company and its subsidiaries generate revenues mainly from: 1) sales of videoconferencing products, or VBU products; 2) licensing the rights to use their software products and royalty income, or TBU products; 3) maintenance and support, and 4) professional services. The Company and its subsidiaries sell their VBU products mainly through original equipment manufacturers, system integrators and value added resellers, all of whom are considered end-users.

In accordance with ASC 605, "Revenue Recognition", the Company recognizes revenue when persuasive evidence of an arrangement exists, title and risk of loss have transferred, product payment is not contingent upon performance of installation or service obligations, the price is fixed or determinable, and collectability is reasonably assured. In instances where final acceptance of the product or service is specified by the customer, revenue is deferred until all acceptance criteria have been met. Additionally, the Company generally recognizes maintenance service revenues on its hardware and software products ratably over the service period, and other services upon the completion of installation or professional services provided.

Most of the Company's products are integrated with software that is essential to the functionality of the equipment. Additionally, the Company provides unspecified software upgrades and enhancements related to most of these products through maintenance contracts.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14") for applicable transactions. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. The Company adopted this accounting guidance on a prospective basis for applicable transactions originating or materially modified beginning on or after January 1, 2011.

A multiple-element arrangement includes the sale of one or more tangible product offerings with one or more associated services offerings, each of which are individually considered separate units of accounting. The determination of the Company's units of accounting did not change with the adoption of the revenue recognition guidance. Beginning with new or materially modified arrangements as of January 1, 2011, the Company allocates revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable. When applying the relative selling price method, the Company determines the selling price for each deliverable using vendor-specific objective evidence ("VSOE") of selling price, if it exists, or third-party evidence ("TPE") of selling price. If neither VSOE nor TPE of selling price exist for a deliverable, the Company uses its best estimate of selling price (hereinafter "estimated selling price" or "ESP") for that deliverable. Revenue allocated to each element is then recognized when the other revenue recognition criteria are met for each element.

The VSOE of fair value of the maintenance and support services is determined based on the price charged when sold separately (i.e. when renewed) and based on management's estimations. For substantially all of the arrangements with multiple deliverables pertaining maintenance and support services the Company has used and intends to continue using VSOE to allocate the selling price of maintenance and support services.

Consistent with its methodology under previous accounting guidance,VSOE is established based on the Company's standard pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices for a product or service fall within a reasonably narrow pricing range. When VSOE cannot be established, the Company attempts to establish the selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately.

When the Company is unable to establish the selling price using VSOE or TPE, the Company uses ESP in its allocation of arrangement consideration. ESP represents the price at which the Company would transact a sale if the element was sold on a stand-alone basis.

The Company determines ESP for a product by reviewing historical transactions taking into consideration the go-to-market strategy. The Company also  considers other multiple factors including, but not limited to: the cost to produce the product; the anticipated margin on that product; the economic conditions, geographies and market trends; the selling price and profit margin for similar products; and its ongoing pricing strategy and policies.

The Company regularly reviews its basis for establishing VSOE, TPE and ESP. There were no material impacts during the year ended December 31, 2011nor does the Company currently expect a material impact in the near term from changes in VSOE, TPE or ESP.

The Company accounted for transactions which contain tangible products entered into prior to January 1, 2011 and for its all of its software licensing sales which do not contain tangible products in accordance with ASC 985-605, "Software Revenue Recognition." ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the elements. In addition, according to ASC 985-605, revenues should be allocated to the different elements in the arrangement under the "residual method" when VSOE of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (usually maintenance and support) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software products) when all other criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

In arrangements which include software, support/maintenance and services a determination is made whether the service element can be accounted for separately. In order for the service element to be accounted for separately, (a) sufficient VSOE of fair value should exist to permit allocation of the revenue to the various elements of the arrangement, (b) the services must not be essential to the functionality of any other element in the arrangement, and (c) the service must be described in the contract such that the total price of the arrangement would be expected to vary as the result of the inclusion or exclusion of the services. If all such criteria are not met the Company accounts for the services together with the other elements in the arrangement as applicable.

Certain royalty agreements provide for per unit royalties to be paid to the Company based on the shipments by customers of units containing the Company's products. Revenues under such agreements are recognized at the time of delivery by customers, as they are reported to the Company by these customers and all other revenue recognition criteria have been met. Non-refundable payments on account of future royalties where no future obligation exists are recognized upon the signing of such arrangement and all other revenue recognition criteria have been met.

Revenues from software licenses and sale of products that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts," according to which revenues are recognized on a percentage of completion basis. Percentage of completion is determined based on the "Output Method" upon completion of milestones, and when collectability is probable. After delivery of milestones, if uncertainty exists about customer acceptance, revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are recognized in the period in which the likelihood of the losses is identified. As of December 31, 2010 and December 31, 2011, no such estimated losses were identified.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its licensees are expected to satisfy their obligations under the contract. According to ASC 605-35, costs that are incurred and are directly associated with a specific anticipated contract are being deferred, subject to evaluation of their probable recoverability, and recorded as unbilled contract costs.

Deferred revenue includes unearned amounts received under maintenance and support contracts, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria.

The Company and its subsidiaries generally do not grant a right of return to their customers. In accordance with ASC 605, "Revenue Recognition" the Company records a provision for estimated product returns at the time product revenues are recognized based on the Company's historical experience. As of December 31, 2010 and 2011, the Company's provision for product returns was $ 255 and $ 233, respectively.

n.	Research and development costs:

Research and development costs are charged to the statements of operations as incurred. ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

o.	Income taxes:

The Company utilizes the liability method of accounting for income taxes as set forth in ASC 740, "Income Taxes." Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that the deferred tax assets will not be realized.

The Company applies ASC 740-10-55. ASC 740-10-55 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

p.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, accounts receivable, trade payables and accrued expenses and other accounts payables, approximate fair value because of their generally short maturities.

The fair value of foreign currency contracts, (used for hedging purposes) (see note 2(1) and note 5) is estimated by obtaining current quotes from banks.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

q.	Warranty:

The Company typically offers a one-year warranty on all of its products. The specific terms and conditions of those warranties vary depending upon the product sold and country in which the Company does business. The Company estimates the costs that may be incurred under its basic warranty and records a liability in the amount of such costs at the time product revenue is recognized. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Liability for warranty expense is included in "Accrued expenses and other accounts payable" in the accompanying consolidated balance sheets. The roll forward of the liability for 2010 and 2011 was as follows:

	December 31,
	2010	2011

Balance, beginning of year	$520	$699
Additions to the accrual - costs of product revenue	865	329
Usage	(686)	(521)

Balance, end of year	$699	$507

r.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors to be based on estimated fair values.

ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates option values using the Black-Scholes-Merton option pricing model that uses the weighted average assumptions noted in the table below. Expected volatility was calculated based upon actual historical stock price movements over a period equal to the expected term of the options. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company derived the expected term assumption based on the provisions of SAB 110, which states that a company will determine its expected terms according to its historical exercise data for share option grants with sufficient exercise experience, except for options which were re-priced, for which the expected term of the options before the re-pricing was calculated using the binomial method.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends, therefore estimated dividend yield is 0%. The Company recognized the compensation expense over the requisite service period using the straight-line method.

The fair value of the options granted in 2009, 2010 and 2011 was estimated at the date of grant with the following weighted average assumptions:

	Year ended December 31,
	2009	2010	2011

Risk free interest rate	1.76%	1.39%	1.22%
Dividend yields	0%	0%	0%
Volatility	45.6%	49.5%	49.6%
Expected life (years)	3.55	4.13	4.11

The Company applies ASC 718 and ASC 505-50 with respect to options issued to non-employees which requires the use of option valuation models to measure the fair value of the options at the measurement date.

s.	Concentration of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, short-term bank deposits, trade receivables and derivatives.

The majority of the Company's cash and cash equivalents, short-term bank deposits and derivatives are invested in dollar investments with major banks in Israel and the United States. Such cash and cash equivalents and short-term bank deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. However, management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and accordingly, low credit risk exists with respect to these investments.

The marketable securities of the Company include investments in debentures of corporations and debt investments of the states and auction rates securities. The Company's investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The trade receivables of the Company and its subsidiaries are derived from sales to organizations located mainly in America, Europe, the Far East and Israel. The Company and its subsidiaries perform ongoing credit evaluations of their customers and to date have not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. In certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral or additional guarantees. When uncertainty of collectability exists, the Company and its subsidiaries defer revenues until collection.

t.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during the year. Diluted net loss per share also includes the effect of dilutive stock options outstanding during the year, all in accordance with ASC 260, "Earning per Share."

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income" ("ASC 220"). ASC 220 establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale securities.

v.	Treasury shares:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction in shareholders' equity.

When treasury shares are reissued, the Company accounts for the re-issuance in accordance with ASC 505-30, "Treasury Stock" and charges the excess of the purchase cost over the re-issuance price (loss) to retained earnings. The purchase cost is calculated based on the weighted average method. In the event that the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

w.	Recently issued accounting pronouncements:

In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on our financial position or results of operations, but will result in a change in the presentation of our basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-	MARKETABLE SECURITIES

a.	Held-to-maturity securities:

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value

Debt investments of the states	$961	$4	$-	$965	$1,042	$-	$(24)	$1,018
Corporate debentures	13,936	18	(111)	13,843	11,743	21	(114)	11,650

	$14,897	$22	$(111)	$14,808	$12,785	$21	$(138)	$12,668

Marketable securities with contractual maturities of more than one year are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair value

Debt investments of the states	$12,599	$1	$(174)	$12,426	$12,022	$-	$(153)	$11,869
Corporate debentures	22,025	59	(166)	21,918	22,341	11	(498)	21,854

	$34,624	$60	$(340)	$34,344	$34,363	$11	$(651)	$33,723

The unrealized losses in the Company's investments in debt instruments of states and corporate debentures were caused mainly by market interest rate changes. It is expected that the securities will not be settled at a price less than the amortized cost of the Company's investment. Based on the Company's intention and ability to hold these investments until maturity, the securities were not considered to be other-than-temporarily impaired at December 31, 2010 and 2011.

b.	Available-for-sale marketable securities:

Auction rate securities:

The following table represents other-than-temporary impairment recognized in other comprehensive income:

	December 31,
	2010				2011
	Cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair value	Cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair Value

Available-for-sale securities	$876	$452	$(9)	$1,319	$536	$582	$(76)	$1,042

The following table presents a cumulative roll forward of credit losses recognized in earnings as of December 31, 2011:

Credit loss

Balance as of December 31, 2009	$1,123
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	306

Total for the year ended December 31, 2010	1,429
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	340

Total for the year ended December 31, 2011	$1,769

The remaining contractual life of the auction rate securities is greater than ten years.

The Company's auction-rate securities, which have experienced a lack of liquidity and therefore do not have an active market of observable prices, are measured separately at fair value, which is determined using a valuation model. The valuation model relies on, among others things: (i) the underlying structure of each security; (ii) the present value of future principal and interest payments discounted at rates considered to reflect the uncertainty of current market conditions; (iii) consideration of the probabilities of default, auction failure or repurchase at par for each period; (iv) assessments of counterparty credit quality; (v) estimates of recovery rates in the event of default for each security; and (vi) overall capital market liquidity. These estimated fair values are subject to uncertainties that are difficult to predict.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 4:-	DERIVATIVE INSTRUMENTS

Effective January 1, 2009, the Company adopted the disclosure requirements of ASC 815-10-15. The Standard requires additional disclosures about the Company's objectives and strategies for using derivative instruments, the accounting for the derivatives investments and the related hedged items and the effect of derivative instruments and related hedged items on the financial statements. The Company's risk management strategy includes the use of derivative instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes. The Company designated its derivatives as cash flow hedges. The Company recognizes all derivatives in the consolidated balance sheets at fair value. The Company enters into derivative contracts with major financial institutions in order to mitigate the credit risk in these transactions.

These contracts do not contain any credit-risk related contingent features. See Note 5 for information on the fair value of these contracts.

Cash flow hedges:

To protect against the increase in value of forecasted foreign currency cash flows resulting from salaries denominated in NIS during the year, the Company has instituted a foreign currency cash flow hedging program.

The Company hedges some of the anticipated payroll payments of its Israeli employees denominated in NIS with forward contracts. Accordingly, when the dollar appreciates against the NIS, the decline in present value of future foreign currency is offset by losses in the fair value of the hedging contracts. Conversely, when the dollar weakens, the increase in the present value of future foreign currency cash flows is offset by gains in the fair value of the hedging contracts.

These forward contracts are designated as cash flow hedges, and are all effective as hedges of these expenses. Accordingly, for derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change.

Net unrealized gains on cash flow hedges as of December 31, 2010	$479
Changes associated with hedging transactions	(231)
Reclassification into earnings	(298)

Net unrealized losses on cash flow hedges as of December 31, 2011	$(50)

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 5:-	FAIR VALUE MEASUREMENTS

The Company measures its auction rate securities and foreign currency derivative contracts at fair value. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Investments in auction rate securities are classified within Level 3 because they are valued using valuation techniques. The Company values the Level 3 investments based on an externally developed valuation by an independent valuation firm using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2010 and 2011:

	As of December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Auction rate securities	$-	$-	$1,319	$1,319
Foreign currency derivative contracts	-	479	-	479

Total financial assets	$-	$479	$1,319	$1,798

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Auction rate securities	$-	$-	$1,042	$1,042
Foreign currency derivative contracts	-	(50)	-	(50)

Total financial assets	$-	$(50)	$1,042	$992

For the years ended December 31, 2010 and 2011 there has been no change in the above items' Level classification.

The following table presents the changes in the fair value measurements that are using significant unobservable inputs (Level 3 instruments measured on a recurring basis) for the years ended December 31, 2010 and 2011. The Company's Level 3 instruments consist of auction rate securities (see Note 3b).

Fair value measurements using significant unobservable inputs (Level 3):

	December 31, 2011
	2010	2011

Opening balance	$1,376	$1,319
Unrealized losses included in earnings (other-than-temporary impairment)	(306)	(340)
Unrealized gain from available-for-sale marketable securities	249	63

Closing balance	$1,319	$1,042

Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable and Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$2,853	$2,519
Prepaid expenses and other short-term assets	3,067	2,919
Employees	233	261
Deferred taxes	930	430

	$7,083	$6,129

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 7:-	INVENTORIES
Inventories are composed of the following:
	December 31,
	2010	2011

Raw materials	$377	$706
Finished products	2,179	1,510

	$2,556	$2,216

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2010	2011
Cost:

Computers and peripheral equipment	$20,433	$22,521
Office furniture and equipment	2,875	3,034
Motor vehicles	22	22
Leasehold improvements	2,468	2,663

	25,798	28,240

Less - accumulated depreciation	21,225	24,046

Depreciated cost	$4,573	$4,194

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 2,881, $ 2,939 and $ 2,821, respectively.

Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net
NOTE 9:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Change in goodwill as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011

Goodwill at the beginning of the year	$2,966	$4,747
Acquisition of certain assets of Aethra	1,781	-

Goodwill at the end of the year	$4,747	$4,747

b.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2010	2011
Cost:
Technology	$8,988	$8,988

Customer relationships and distribution networks	2,755	2,755

	11,743	11,743
Less - accumulated amortization	6,818	8,580

Amortized cost	$4,925	$3,163

Intangible assets resulted from the acquisitions of Aethra in 2010 (see Note 1c), First Virtual Communications, Inc. in 2005 and VisioNex in 2004.

c.	Amortization expenses amounted to $ 272 for the year ended December 31, 2009, $ 1,785 for the year ended December 31, 2010 and $ 1,762 for the year ended December 31, 2011.

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$1,535
2013	1,410
2014	218

$3,163

Accrued Expenses And Other Accounts Payable	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Accounts Payable [Abstract]
Accrued Expenses And Other Accounts Payable
NOTE 10:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2010	2011

Payroll and related accruals	$3,571	$3,144
Accrued expenses	8,862	7,944
Government authorities and other	1,380	1,266
Contingent liability	1,191	917
Restructuring accrual (Note 1c)	2,478	1,764
Accrued payments (Note 1c)	1,575	-

	$19,057	$15,035

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
NOTE 11:-	COMMITMENTS AND CONTINGENCIES

a.
The Company and its subsidiaries lease premises in Israel, the United States, China, Japan, the United Kingdom, France, Korea, Italy, Singapore, India and Hong Kong. The leases expire through April 2016 (some with renewal options). The Company also leases its motor vehicles under operating lease agreements that expire on various dates, the last of which is in 2013.

Annual minimum future lease payments due under the above agreements, at the exchange rate in effect on December 31, 2011, are approximately as follows:

2012	$4,076
2013	2,991
2014	2,525
2015	1,294
2016 and thereafter	20

$10,906

For the years ended December 31, 2009, 2010 and 2011, rent expenses and motor vehicle lease expenses were $ 5,099, $ 4,898 and $ 4,952, respectively.

b.
The Company obtained bank guarantees in the amount of $ 416 and $ 451, as of December 31, 2010 and 2011, respectively in connection with securing its office lease in Israel, in connection with custom tax payments and in connection with projects.

c.
The Company is committed to pay royalties to several third parties for the integration of these third parties' technologies into the Company's products. Royalties are generally payable based on the sales volume of these products as long as the Company uses these technologies.

The rates for the royalties to the third parties are based on an amount per product sold by the Company. The agreements pursuant to which the royalties are payable have no expiration dates.

The Company expensed royalties in the amount of $ 224, $ 216 and $ 163 in the years ended December 31, 2009, 2010 and 2011, respectively, in cost of revenues.

d.
In 2003, a third party sent correspondence to the Company alleging that some products manufactured by the Company infringe upon patents held by this third party and offered to license these patents to the Company. Subsequent correspondence was exchanged during 2004, in which additional requests were made by this third party. As of December 31, 2011, the Company has a provision of $ 917, which it believes covers the probable loss from such allegations.

e.
In September, 2010, the Company received a letter from a shareholder, addressed to the Chairman of its Board of Directors, in which certain allegations were made with respect to certain actions and alleged inactions of the Company, its directors and executive officers in connection with the self tender offer that the Company completed in September 2010.  The Company has responded to the shareholder refuting all claims and denying any wrongdoings.

f.
During the first quarter of 2012, the Company received a letter from two separate third parties questioning the use in the Company's products of certain technology that is allegedly patented by them.  The Company is currently evaluating its position in response to these letters. However, based on initial internal analysis, the Company believes that this matter will not have a material effect on its financial statements.

g.
From time to time, the Company and its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters.  In addition to the above mentioned legal proceedings, the Company does not believe that it is a party to any pending legal proceeding that is likely to have a material effect on its financial condition or results of operations.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Ordinary shares of the Company are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange.

The Ordinary shares confer upon their holders the right to receive notice, to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

b.
In August 2006, the Company's Board of Directors authorized the purchase of up to $ 30,000 but not more than 2,000,000 of its outstanding Ordinary shares in the open market, from time to time, at prevailing market prices. No time limit was given with respect to the duration of the share purchase program. As of December 31, 2007, the Company had repurchased 1,631,724 Ordinary shares under the program for total consideration of approximately $ 30,000, or an average price of $ 18.37 per share, and the program was completed.

In July 2007, the Company's Board of Directors authorized the purchase of up to additional $ 30,000 of its outstanding Ordinary shares in the open market, from time to time, at prevailing market prices. No time limit was given with respect to the duration of the share purchase program. As of December 31, 2011, the Company had repurchased 3,564,360 Ordinary shares under the program for total consideration of $ 27,306, or an average price of $ 7.66 per share.

On September 7, 2010, the Company completed a self tender offer to purchase 5% of its voting power or 976,906 of the Ordinary shares for a total consideration of approximately $ 7,131 at a price of $ 7.30 per share. These shares are included in the 3,564,360 Ordinary shares repurchased as of December 31, 2011 as stated above.

In 2009, 2010 and 2011, the Company issued 81,500 shares, 33,475 shares and 273,888 shares, respectively, of the repurchased shares upon the exercise of employee stock options.

The excess of the purchase price of the shares over their aggregate re-issuance price in the amount of $ 458, $ 162 and $ 1,094 was charged as a reduction to retained earnings for the years ended December 31, 2009, 2010 and 2011, respectively.

c.
On November 25, 2008, the Company exchanged options to purchase an aggregate of 1,276,950 Ordinary shares, with exercise prices ranging from $ 7.80-$ 28.0 per share, which had been granted under the 2000 Plan and granted new options to purchase an aggregate of 1,276,950 Ordinary shares, with an exercise price of $ 7.50 per share, under the 2000 Plan.  The new options will vest over a period of up to four years and nine months. The contractual term of the new options are six years except for cases when the original contractual term should be completed before the modified one.

The Company accounted for the exchange of options as a modification. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. The calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. That is, the original (pre-modification) option will be valued based on current assumptions, without regard to the assumptions made on the grant date. The modification date was considered to be December 24, 2008. As a result of the modification, the Company recorded incremental compensation cost of $ 581 to be recognized over the new service period beginning on the modification date. The unrecognized compensation cost remaining from the original grant date valuation is recognized over the remainder of the original requisite period. In its financial statements as of December 31, 2009, 2010 and 2011, the Company included an additional expense of $ 142, $ 140 and $ 137, respectively, with respect to this transaction.

d.
According to regulations adopted under the Israeli Companies Law, the terms of compensation of an outside director must be set and agreed to prior to the commencement of each three-year term of service of an outside director and may not be modified during the three year term other than to conform to the terms of a newly appointed outside director. During the second quarter of 2008, after receiving an opinion from the Company's legal advisors, the Company's Board of Directors cancelled options to purchase 117,500 Ordinary shares granted to two of its outside directors, due to certain terms of the aforementioned regulations which were not met. In the third quarter of 2008, the Company granted to each of its outside directors options to purchase 30,000 Ordinary shares, or in the aggregate options to purchase 90,000 Ordinary shares, exercisable at $ 6.78 per share. Options to purchase 60,000 Ordinary shares vested quarterly over three years, commencing May 14, 2006 (the date of the appointment of two of the directors as outside directors), and options to purchase 30,000 Ordinary shares vest quarterly over three years commencing September 24, 2008. The options are exercisable within 12 months after termination or resignation as a director of the Company. According to ASC 718, the option exchange was treated as a cancellation of the options and a grant of new options.

Accordingly, in the financial statements for the year ended December 31, 2008, the Company recognized all the remaining compensation cost in the amount of $ 309 due to the cancellation of options. The fair value of the new options granted in the amount of $ 184 is recognized over the remaining vesting period. In 2009, 2010 and 2011, $ 38, $ 20 and $ 0 in compensation costs were recognized, respectively.

e.
At the annual general meeting of shareholders held in October 2009, the Company's shareholders resolved to modify the terms of options granted to the Company's directors for their service in such capacity, such that the exercise period of such options (including previously granted options), be extended from 12 months to 18 months after a director's resignation from or termination of office. As a result of this modification, the Company recorded immaterial compensation expenses.

f.
The Company currently has one employee stock option plan, which provides for the grant by the Company of options to purchase up to an aggregate of 8,430,935 Ordinary shares to officers, employees, directors and consultants of the Company and its subsidiaries at an exercise price equal to at least the fair market value at the date of grant. The options vest ratably over vesting periods of approximately four years. The options expire six to ten years from the date of grant.

As of December 31, 2011, 551,040 Ordinary shares are available for future issuance under the option plan. Options that are cancelled or forfeited become available for future grant.

A summary of option activity during the year ended December 31, 2011 is summarized as follows:

	Year ended December 31, 2011
	Amount	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,726,280	$8.64	3.93	$6,509
Granted	990,800	$8.30
Exercised	(273,888)	$6.44
Forfeited	(436,451)	$8.09

Options outstanding at end of year	4,006,741	$8.77	3.51	$5,277

Vested and expected to vest at end of year	3,222,431	$9.11	3.26	$4,096

Options exercisable at end of year	2,163,900	$9.97	2.87	$2,478

The total compensation cost related to options granted to employees under the Company's share-based compensation plan recognized for the years ended December 31 2009, 2010 and 2011 amounted to $ 4,324, $ 2,507 and $ 1,995, respectively, net of estimated forfeitures. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was $ 60, $ 35 and $ 1,109, respectively. As of December 31, 2011, there was $ 2,748 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's option plan. That cost is expected to be recognized over a weighted-average period of 2.61 years.

All options were granted at an exercise price that was equal to the market price of the Ordinary shares at the date of grant. The weighted average grant date fair values of options granted during the years ended December 31, 2009, 2010 and 2011 were as follows:

Year ended December 31,
2009		2010		2011
Options	Weighted average fair value	Options	Weighted average fair value	Options	Weighted average fair value

746,300	$2.21	826,800	$2.57	990,800	$3.33

g.
In April 2010, the Company granted 50,000 options to non-employee consultants. The options vest over two years. The fair value of the options was estimated using a Black-Sholes option-pricing model with the following assumptions for 2010 and 2011, respectively: risk free interest rates of 0.42%-0.61% and 0.25%-0.80%, dividend yield of 0% for both years and volatility of 50.7%-57.8% and 42.74%-48.48%.

Compensation expense of $119 and $ 42 was recognized for the years ended December 31, 2010 and 2011, respectively, in accordance with accelerated method.

h.
In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future. The Company has decided not to declare dividends out of tax exempt earnings (see Note 16).

Net Loss Per Share	12 Months Ended
Dec. 31, 2011
Net Loss Per Share [Abstract]
Net Loss Per Share
NOTE 13:-	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2009	2010	2011

Numerator:
Net loss	$(774)	$(3,424)	$(23,423)

Denominator:
Weighted average number of Ordinary shares outstanding during the year, used to compute basic net loss per share	19,474,165	19,221,050	18,448,792
Incremental shares attributable to exercise of outstanding options (assuming proceeds would be used to purchase treasury stock)	(* )	(* )	(* )
Weighted average number of Ordinary shares used to compute diluted net loss per share	19,474,165	19,221,050	18,448,792

Basic net loss per Ordinary share	$(0.04)	$(0.18)	$(1.27)

Diluted net loss per Ordinary share	$(0.04)	$(0.18)	$(1.27)

(*)	Anti-dilutive.

Segment Reporting And Geographical Information	12 Months Ended
Dec. 31, 2011
Segment Reporting And Geographical Information [Abstract]
Segment Reporting And Geographical Information
NOTE 14:-	SEGMENT REPORTING AND GEOGRAPHICAL INFORMATION

a.	The Company operates under two reportable segments: the TBU and the VBU.

The TBU is responsible for the development of enabling technologies for real-time voice and video over IP. The VBU is responsible for the development of videoconferencing solutions, including video network infrastructure, desktop and conference room endpoint products and management software. There are no significant transactions between the two segments.

The Company evaluates segment performance based on revenues and operating income (loss) of each segment.

The Company's reportable operating segments have been determined in accordance with the Company's internal management structure, which is organized based on operating activities. The Company's chief operating decision maker, who is the Company's Chief Executive Officer, evaluates the performance of the Company's segments based on revenues and expenses, which do not include stock-based compensation.

Allocation of general and administrative costs is based on the number of employees assigned to the specific segment during the year.

b.	The following is information about reported segment gains and losses:

	VBU	TBU	Total
2009
Total revenues	$62,584	$18,414	$80,998
Expenses	57,834	15,263	73,097

Segment income	$4,750	$3,151	7,901
Acquisition-related costs			(580)
Stock-based compensation			(4,324)
Financial income			1,719

Income before taxes on income			4,716
Taxes on income			5,490

Net loss			$(774)

Depreciation and amortization	$2,746	$407	$3,153

	VBU	TBU	Total
2010
Total revenues	$79,255	$15,984	$95,239
Expenses	75,807	16,558	92,365

Segment income (loss)	$3,448	$(574)	2,874
Acquisition-related restructuring expenses			(2,722)
Acquisition-related costs			(364)
Stock-based compensation			(2,626)
Financial income			1,000

Loss before taxes on income			(1,838)
Taxes on income			1,586

Net loss			$(3,424)

Depreciation and amortization	$4,340	$384	$4,724

	VBU	TBU	Total
2011
Total revenues	$62,009	$15,949	$77,958
Expenses	81,587	15,111	96,698

Segment income (loss)	$(19,578)	$838	(18,740)
Acquisition-related restructuring expenses			(105)
Additional consideration for Aethra assets purchase			(806)
Stock-based compensation			(2,037)
Financial income			920

Loss before taxes on income			(20,768)
Taxes on income			2,655

Net loss			$(23,423)

Depreciation and amortization	$4,268	$315	$4,583

c.	Summary information about geographic areas:

The Company markets and sells both of its product lines in the United States and other regions through its sales personnel, resellers and distributors.

The following represents total revenues for the years ended December 31, 2009, 2010 and 2011, and long-lived assets as of December 31, 2009, 2010 and 2011, according to their geographic location:

	2009		2010		2011
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

The Americas	$50,610	$592	$49,702	$432	$28,556	$324
Europe and Africa	11,590	144	21,472	660	23,427	692
Far East	16,042	514	22,076	368	23,613	432
Israel	2,756	6,365	1,989	12,785	2,362	10,656

	$80,998	$7,615	$95,239	$14,245	$77,958	$12,104

d.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 15:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with related parties:

	December 31,
	2010	2011

Trade receivables	$8	$16

Trade payables	$89	$154

b.	Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Revenues (1)	$526	$277	$113

Cost of revenues (3)	$11	$15	$30

Research and development expenses (2)	$66	$77	$144

Marketing, selling, general and administrative expenses (2)	$336	$467	$777

Purchase of property and equipment (4)	$329	$368	$298

(1)	Includes revenues from the Company's products and maintenance sold to companies held by principal shareholders ("affiliated companies").

(2)	Includes administrative services provided to the Company by affiliated companies that the Company reimburses for the costs incurred in providing these services.

(3)	Includes the purchase of components from affiliated companies.

(4)	Includes property and equipment that were purchased from affiliated companies.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 16:-	TAXES ON INCOME

a.	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Gross unrecognized tax benefits as of January 1 ,2011	$1,179
Reduction of unrecognized tax benefit as a result of a lapse of the applicalble statute of limitations	(602)
Interest	50

Gross unrecognized tax benefits as of December 31 ,2011	$627

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities throughout the world, including such major jurisdictions as Israel and the United States. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007 and is no longer subject to Israeli examinations for years prior to 2007.

b.	Israeli corporate tax structure:

Taxable income of Israeli companies is subject to tax at the rate of 26%, 25% and 24% in 2009, 2010 and 2011, respectively.

In July 2009, the Israeli Parliament passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribes, among other things, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011 to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Tax Burden Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Tax Burden also increases the corporate tax rate to 25% in 2012. Following the amendment , corporate tax rates and capital gains rates are: 2011- 24%, 2012- and thereafter- 25%. The Tax Burden Law was published on December 7, 2011 and enters into force on January 1, 2012.

c.	Tax Benefits under the Law for the Encouragement of Capital Investment, 1959 ("the Investment Law"):

The Investment Law, prior to its amendment in April 2005, authorized the Israeli Investment Center to grant approved enterprise status ("Approved Enterprise") to capital investments in production facilities that meet certain relevant criteria specified by the law and the regulations specified thereafter. The tax benefits derived from any Approved Enterprise relate only to taxable income attributable to the specific program of investment to which the status was granted by the Investment Center.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that significantly changed the provisions of the Investment Law. The Amendment revised the criteria for investment programs qualified to receive tax benefits, which, if qualified, are referred to as a "Beneficiary Enterprise" (rather than the previous terminology of "Approved Enterprise"). The Amendment generally requires that at least 25% of the Beneficiary Enterprise's income be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any letter of approval already granted to an Approved Enterprise will remain subject to the provisions of the law as they were on the date of such approval.

The Company has one capital investment program that has been granted Approved Enterprise status under the Investment Law ("the Approved program") and two additional programs that qualify as Beneficiary Enterprises pursuant to the Amendment ("the Beneficiary programs"). One of the Beneficiary programs was converted from a previously Approved Enterprise program pursuant to the approval of the Israel Tax Authority that the Company received in October 2007 (the"ITA Approval"). Pursuant to the Beneficiary and Approved programs, the Company is entitled to a tax benefit period of seven to ten years on income derived from these programs, as follows: a full income tax exemption for the first two years and a reduced income tax rate of 10%-25% (instead of the regular tax rate) for the remaining five to eight years depending on the level of foreign ownership of the Company.

The duration of tax benefits detailed above for the Approved Enterprise is subject to limits of 12 years from the year of commencement of production, or 14 years from the date of granting the approval, whichever is earlier. As of December 31, 2011, the Company's Approved Enterprise program has expired and the Beneficiary Enterprise programs expire between the years 2011 and 2015. The Company began using the tax benefits during the year 2006.

As of December 31, 2011, approximately $ 25,277 out of the Company's retained earnings are tax-exempt earnings attributable to its Approved Enterprise program and $ 32,554 are tax-exempt earnings attributable to its Beneficiary Enterprise program. The tax-exempt income attributable to the Approved and Beneficiary Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative benefits track of 15%-25% tax rates. According to the Amendment, tax-exempt income generated under the Beneficiary Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (and not upon complete liquidation, where the tax liability will be incurred by the shareholders). As of December 31, 2011, if the income attributed to the Approved Enterprise or Beneficiary enterprise, including upon liquidation,  was distributed as a dividend, the Company would incur a tax liability at a rate of 15-25%.

The Company's Board of Directors has determined that the Company will not distribute any amounts of its undistributed tax-exempt income as a dividend. The Company intends to reinvest its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved and Beneficiary Enterprise programs, as the undistributed tax exempt income is essentially permanent in duration.

The benefits from the Company's Approved and Beneficiary Enterprise programs are dependent upon the Company fulfilling the conditions stipulated by the Investment Law, the Amendment and the regulations published thereunder (as applicable), as well as the criteria in theITA Approval. If the Company does not comply with those conditions, the tax benefits may be canceled, and the Company may be required to refund the amount of the canceled benefits, with the addition of linkage differences and interest. In 2011, due to the acquisition of certain assets from Aethra, the Company did not comply with all of the conditions stipulated in the ITA Approval. Therefore on May 22, 2011 the Company submitted an application to the Israeli Tax Authority in respect to the acquisition of certain assets from Aethra.  As of the date of these financial statements, the Company has not received any ruling by the Israeli Tax Authority regarding such application.

By virtue of the Investment Law, the Company is entitled to claim accelerated depreciation on equipment used by the Approved Enterprises during five tax years. The Company chose not to utilize this benefit in 2011. Income from sources other than the Approved and Beneficiary Enterprises during the benefit period will be subject to tax at Israel's regular corporate tax rate.

In December 2010, the Israeli Parliament passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law, effective as of January 1, 2011.  According to the amendment, the benefit tracks under the Investment Law were modified and a uniform tax rate will apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for preferred enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the gross domestic product. Companies may elect to irrevocably implement the amendment (while waiving benefits provided under the Investment Law in effect prior to 2011) and subsequently would be subject to the amended tax rates that are in peripheral regions (Development Area A) the reduced tax rate will be 10% in 2011 and 2012, 7% in 2013 and 2014 and 6% starting from 2015. In other regions the tax rate will be 15% in 2011 and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its Privileged Enterprise or Approved Enterprise status through June 30, 2015 may distribute "Approved Income" or "Privileged Income" subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under Privileged Enterprise and Approved Enterprise programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the Privileged Enterprise and Approved Enterprise programs upon distribution, or complete liquidation in the case of a Privileged Enterprise's exempt income.

Under the transitional provisions of the 2011 Amendment, the Company may elect whether to irrevocably implement the 2011 Amendment with respect to its existing Beneficiary Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment or may continue to implement the legislation prior to the 2011 Amendment during the next years. The Company has not yet decided whether to apply the amendment.

d.	Israeli carryforward losses:

As of December 31, 2011, Radvision Ltd. had an available tax loss carryforward amounting to approximately $23,640 which may be carryforward, in order to offset taxable income in the future for an indefinite period.

e.	Income taxes for non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's Board of Directors has determined that the Company will not distribute any amounts of its subsidiaries' undistributed earnings as a dividend. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

f.
The Company's U.S. subsidiary's carryforward tax losses through December 31, 2011, amounted to approximately $ 5,495. These losses may be offset against any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2021 through 2027. Considering the Company's income projections, management concluded based on the weight of available evidence that it is more likely than not that the deferred tax asset associated with the net operating loss carryforward and the other deferred tax items will be partially utilized in coming years. See also f below for the deferred taxes and valuation allowance recorded in respect of carryforward losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of carryforward tax losses and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets, net are as follows:

	December 31,
	2010	2011

Net operating loss carryforwards	$1,057	$5,158
Reserves and allowances, net	1,948	1,937
Compensation cost	1,756	1,915
Intangible assets	135	126
Research and development expenses	5,059	5,140

Net deferred tax asset before valuation allowance	9,955	14,276
Valuation allowance	(7,537)	(13,093)

	$2,418	$1,183

Domestic:
Current deferred tax asset, net	$482	$-
Non-current deferred tax asset, net	746	-

	1,228	-

Foreign:
Current deferred tax asset, net	448	450
Non-current deferred tax asset, net	742	733

	$1,190	$1,183

	$2,418	$1,183

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the period in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance amounting to $ 7,537 and $ 13,093 as of December 31, 2010 and 2011, respectively.

h.	The Company's total income (loss) before provision for income taxes is as follows:

	Year ended December 31,
	2009	2010	2011

Domestic (Israel)	$3,681	$(3,711)	$(22,326)
Foreign	1,035	1,873	1,558

	$4,716	$(1,838)	$(20,768)

i.	The tax expenses are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic (Israel):

Deferred taxes	$(2,594)	$(152)	$(1,228)
Prior years taxes	(365)	(451)	(523)

Total domestic	(2,959)	(603)	(1,751)

Foreign:

Current taxes	(719)	(1,190)	(897)
Deferred taxes	(1,812)	288	(7)
Prior years taxes	-	(81)	-

Total foreign	(2,531)	(983)	(904)

	$(5,490)	$(1,586)	$(2,655)

j.
A reconciliation between the theoretical tax income, assuming all income is taxed at the statutory tax rate applicable to the income of the Company, and the actual tax income, as reported in the statements of operations, is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes on income	$4,716	$(1,838)	$(20,768)

Theoretical tax expense (benefit) computed at the statutory rate *)	$1,309	$(291)	$(4,829)
Change in valuation allowance, net	7,600	329	5,952
Tax exempt or reduced tax on (income) loss due to approved enterprise status	(5,138)	(730)	(234)
Tax loss for prior years	365	532	632
Non-deductible stock-based compensation	852	568	438
Non-deductible employees related expenses	-	771	-
Others	502	407	696

Actual tax expense, net	$5,490	$1,586	$2,655

*)	The tax rates for domestic income were 26%, 25% and 24% for the years 2009, 2010 and 2011, respectively. The tax rate for the US income was 34% for the years 2009, 2010 and 2011.

The effect of the tax exempt or reduced (income) loss due to Approved Enterprise status on net earnings per share is:

	Year ended December 31,
	2009	2010	2011

Basic net earnings per Ordinary share	$0.27	$0.04	$0.04

Diluted net earnings per Ordinary share	$0.27	$0.04	$0.04

Financial Income, Net	12 Months Ended
Dec. 31, 2011
Financial Income, Net [Abstract]
Financial Income, Net
NOTE 17:-     FINANCIAL INCOME, NET

	Year ended December 31,
	2009	2010	2011

Financial and other income:

Interest income	$2,659	$2,308	$2,270
Exchange rate differences, net	89	-	34

Financial and other expenses:

Interest expenses	(11)	(9)	(138)
Amortization of marketable securities premium net of accretion of discount	(370)	(631)	(711)
Commission and others	(94)	(144)	(195)
Other-than-temporary impairment of available-for-sale marketable securities, net	(554)	(306)	(340)
Exchange rate differences, net	-	(218)	-

	$1,719	$1,000	$920